Goodwill (Tables)	12 Months Ended
Jun. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of changes in the carrying amount of goodwill
For the year ended June 30, 2022
Balance as of July 1, 2021	$2,444,950
Foreign currency translation adjustment	(81,109)
Balance as of June 30, 2022	$2,363,841